Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Derivative Financial Instruments

18. Derivative Financial Instruments

The fair value of the Partnership’s derivative assets is as follows:

	As of December 31,
	2022	2023
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	3,576	—
Total	3,576	—
Derivative financial instruments—current assets	2,440	—
Derivative financial instruments—non-current assets	1,136	—
Total	3,576	—

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month LIBOR, and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

In May and June 2023, GAS-twenty seven Ltd. amended the International Swaps and Derivatives Association (“ISDA”) agreements of its then outstanding swaps with DNB Bank ASA and ING Bank N.V. in order to transition away from LIBOR, incorporating ISDA standard provisions for three-month daily compounding SOFR which became effective upon LIBOR cessation.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
				Original
			Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Trade Date	Date	Date	Rate	2022	2023
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	July 2024	3.146%	48,889	—
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	April 2025	3.069%	40,000	—
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	July 2024	3.24%	24,444	—
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	April 2025	3.176%	20,000	—
					Total	133,333	—

In August 2023, GAS-twenty seven Ltd. terminated its four interest rate swap agreements with an aggregate notional amount of $133,333 initially due in 2024 and 2025 with DNB Bank ASA, London Branch and ING Bank N.V., London Branch, receiving an amount of $3,488.

The derivative instruments of the Partnership listed above were not designated as cash flow hedging instruments. The change in the fair value of the interest rate swaps for the year ended December 31, 2023 amounted to a loss of $88 (December 31, 2022 : a gain of $12,821 and December 31, 2021: a gain of $11,092), which was recognized in profit or loss in the year incurred and is included in Gain on derivatives.

Forward foreign exchange contracts

The Partnership may use non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in EUR and Singapore Dollars (“SGD”). Under these non-deliverable forward foreign exchange contracts, the counterparties settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

The derivative instruments mentioned above were not designated as cash flow hedging instruments. During the year ended December 31, 2023, the Partnership entered into 15 new forward foreign exchange contracts with HSBC Bank PLC for a total exchange amount of EUR 11,500 with staggered settlement dates throughout 2023.

An analysis of Gain on derivatives is as follows:

	For the year ended
	December 31,
	2021	2022	2023
Realized loss/(gain) on interest rate swaps held for trading	8,596	3,175	(1,535)
Realized gain on forward foreign exchange contracts held for trading	—	—	(65)
Unrealized (gain)/loss on interest rate swaps held for trading	(11,092)	(12,821)	88
Total gain on derivatives	(2,496)	(9,646)	(1,512)

Fair value measurements

The fair value of the Partnership’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of derivatives at the end of the reporting period is determined by discounting the future cash flows using the interest rate curves at the end of the reporting period, the estimation of the counterparty risk and the Partnership’s own risk inherent in the contract. The derivatives met Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels, provided by IFRS 13 Fair Value Measurement, are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).